REPURCHASE OF SHARES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2015 CNY (¥) shares	Jun. 20, 2014 USD ($)	Sep. 30, 2008 USD ($)
REPURCHASE OF SHARES
Size of the share repurchase program | $			$ 75,000	$ 25,000
Repurchase consideration | ¥		¥ 157,272
ADSs
REPURCHASE OF SHARES
Number of shares repurchased and retired | shares		898,950
Repurchase consideration | ¥		¥ 157,272
ADSs | Zero-Strike Call Options
REPURCHASE OF SHARES
Number of shares received and retired from settlement of zero-strike call options | shares	357,200